LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2025
LEASE OBLIGATIONS
Schedule of lease obligations

	December 31,	December 31,
	2025	2024
Beginning of year	$2,179	$2,908
Acquisition of Contact Gold Corp.	—	27
Additions	10,780	1,590
Interest expense (note 7)	529	160
Lease payments	(3,018)	(1,511)
Derecognition	(64)	(586)
Due to changes in exchange rates	114	(409)
End of year	$10,520	$2,179

Current	$4,173	$833
Non-current	6,347	1,346
	$10,520	$2,179

Schedule of lease expenses recognized

	Year ended	Year ended
	December 31,	December 31,
	2025	2024
Interest on lease liabilities	$529	$160
Variable lease payments not included in the measurement of lease liabilities	21,514	18,396
Expenses relating to short-term leases	3,253	952
Expenses relating to leases of low-value assets, excluding short-term leases	49	64
	$25,345	$19,572